CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended				83 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013
Cash flows from operating activities
Net (loss)	$ (3,325)		$ (3,473)		$ (11,447)
Adjustments to reconcile net (loss) to net cash (used in) Operating activities:
Depreciation	24		13		88
In-Process Research and Development write-off	0		0		1,427
Stock-based compensation	1,072		1,992		3,317
Changes in assets and liabilities:
(Decrease) in accrued severance pay	0		(13)		0
Increase in accounts receivable and prepaid expenses	(55)		(93)		(173)
Increase in trade payables	11		78		94
Increase in related parties payable	182		138		350
Long term deposit exchange rate differences	0		(1)		0
Increase in accrued expenses and other liabilities	77		65		255
Net cash (used in) operating activities	(2,014)		(1,294)		(6,089)
Cash flows from investing activities
Purchase of property and equipment	(48)		(2)		(158)
Severance pay fund	0		4		0
Restricted cash	(47)		0		(67)
Net cash provided by (used in) investing activities	(95)		2		(225)
Cash flows from financing activities
Proceeds from issuance of preferred stock	0		1,634		4,632
Proceeds from issuance of stock warrants	0		0		286
Proceeds from issuance of common stock and warrants, net	2,856			[1]	2,922
Net cash provided by financing activities	2,856		1,634		7,840
Increase in cash and cash equivalents	747		342		1,526
Cash and cash equivalents at the beginning of period	779		437		0
Cash and cash equivalents at the end of period	1,526		779		1,526
Non cash transactions:
Issuance of common stock in acquisition of In-Process Research and Development	0		0		1,427
Exchange of redeemable preferred stock with non-redeemable preferred stock	0		1,117		1,117
Exchange of Series A-5 preferred stock with Series A-7 preferred stock		[1]	0			[1]
Preferred stock converted into common stock	12		0		12
Common stock issued in reverse acquisition	10		0		10
Cashless exercise of 80,291 warrants into 41,141 shares of common stock		[1]	0			[1]
Cancellation of option exercise		[1]	0			[1]
Additional information:
Cash paid for income taxes	0		0		0
Cash paid for interest expense	$ 0		$ 0		$ 0

[1]	- Less than $1